FINANCIAL INSTRUMENTS - (Gain)/loss on fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loss on fair value of 5% Convertible Debentures	$ 317	$ 17,235
(Gain)/loss on fair value of warrants	(86)	2,322
Gain on warrant exercise	(193)	0
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	(2,095)	3,812
Unrealized loss on non-hedge derivative contracts	0	2,307
(Gain)/loss on fair value of financial instruments, net	(2,057)	$ 25,676
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Loss on fair value of 5% Convertible Debentures	$ (317)
Borrowings, interest rate	5.00%
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.00%